Consolidated Statements of Net Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Profit or loss [abstract]
Revenues	$ 10,033.4	$ 7,647.9
Cost of sales	7,534.0	5,515.7
Gross profit	2,499.4	2,132.2
Operating expenses
Selling and marketing	433.8	393.9
Research and development	367.7	289.8
General and administrative	341.1	271.0
Other operating income	(10.3)	(9.5)
Total operating expenses	1,132.3	945.2
Operating income	1,367.1	1,187.0
Financing costs	114.8	128.9
Financing income	(6.0)	(3.8)
Foreign exchange (gain) loss on long-term debt	92.4	(14.8)
Income before income taxes	1,165.9	1,076.7
Income tax expense	300.5	282.1
Net income	865.4	794.6
Attributable to shareholders	863.9	793.9
Attributable to non-controlling interest	$ 1.5	$ 0.7
Basic earnings per share	$ 10.88	$ 9.57
Diluted earnings per share	$ 10.67	$ 9.31